Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000003891 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BATS: Corporate Credit Total Return Series
Average Annual Return, Percent	5.06%		1.09%	3.11%
C000003892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BATS: Mortgage Total Return Series
Average Annual Return, Percent	5.97%		0.76%	1.85%
C000003893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BATS: Short Duration Taxable Total Return Series
Average Annual Return, Percent	4.67%		2.65%	2.97%
C000032703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BATS: Interest Rate Hedge Series
Average Annual Return, Percent	4.64%		7.14%	3.50%
C000144517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BATS: High Income Municipal Series
Average Annual Return, Percent	2.66%		1.65%	4.02%
C000146955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BATS: Securitized Total Return Series
Average Annual Return, Percent	6.34%		4.34%	4.90%
C000227189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BATS: Short Term Municipal Income Series
Average Annual Return, Percent	2.65%	2.27%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%		0.31%	1.70%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.67%	0.84%	2.16%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	4.64%		0.65%	2.11%
Bloomberg U S Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	4.84%		0.77%	2.70%
Bloomberg MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MBS Index
Average Annual Return, Percent	5.79%		0.45%	1.43%
ICE BofA 1 3 Year U S Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	3.75%		1.86%	1.79%
Bloomberg U S Treasury 7 10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent	4.05%		(0.55%)	0.90%
Bloomberg U S Bellwether 10 Year Swap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Bellwether 10 Year Swap Index
Average Annual Return, Percent	3.22%		(1.03%)	0.39%
Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	3.06%		1.57%
Bloomberg Municipal High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	2.35%		1.90%	4.14%
Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	5.19%		2.17%	2.67%
SIFMA Municipal Swap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIFMA Municipal Swap Index
Average Annual Return, Percent	2.51%	2.25%